Intangible assets, net	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Intangible assets, net

11. Intangible assets, net

	2023	2022
	US$	US$
Cost
Beginning of financial year	2,961,256	1,950,063
Additions - internal development	1,388,583	1,011,193
End of financial year	4,349,839	2,961,256

Accumulated amortisation
Beginning of financial year	1,115,344	476,495
Amortization	853,030	638,849
End of financial year	1,968,374	1,115,344

Net book value
End of financial year	2,381,465	1,845,912